Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions		Dec. 31, 2019 USD ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 882		$ 1,382
Long term debt				69,095		80,423
Current portion of long term debt		$ 562	[2]	10,603	[3]	10,222
Long-term debt				$ 58,492		70,201
Interest rate		5.46%		5.46%
Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 37,575		$ 39,204
Interest rate		4.48%		4.48%		4.48%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 419		$ 928
Long term debt				57,634		63,443
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			463		454
Long term debt				11,461		16,980
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			882
Long term debt				10,603
Current portion of long term debt				10,603
Long-term debt				0
Not later than one year [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,421
Interest rate		4.63%		4.63%
Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 419
Long term debt				10,017
Not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			463
Long term debt				586
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				3,411
Current portion of long term debt				0
Long-term debt				3,411
Later than one year and not later than two years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Long term debt				3,359
Later than one year and not later than two years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				52
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				1,526
Current portion of long term debt				0
Long-term debt				1,526
Later than two years and not later than three years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Long term debt				61
Later than two years and not later than three years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				1,465
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				24,371
Current portion of long term debt				0
Long-term debt				24,371
Later than three years and not later than four years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 16,840
Interest rate		3.88%		3.88%
Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Long term debt				24,371
Later than three years and not later than four years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				0
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				23
Current portion of long term debt				0
Long-term debt				23
Later than four years and not later than five years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Long term debt				23
Later than four years and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				0
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				29,161
Current portion of long term debt				0
Long-term debt				29,161
Later than five years [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 11,314
Interest rate		5.25%		5.25%
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Long term debt				19,803
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt				9,358
Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 126		$ 157
Interest rate		63.50%		63.50%		36.75%
Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 32		$ 0
Interest rate		54.25%		54.25%		0.00%
Argentina, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 126
Interest rate		63.50%		63.50%
Argentina, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 32
Interest rate		54.25%		54.25%
Argentina, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0		$ 10
Interest rate		0.00%		0.00%		3.28%
United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0		$ 4,025
Interest rate		0.00%		0.00%		3.34%
United States of America, Dollars [member] | Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 230		$ 0
Interest rate		4.37%		4.37%		0.00%
Colombia, Pesos [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0		$ 0
Interest rate		0.00%		0.00%		0.00%
Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 431		$ 454
Interest rate		4.66%		4.66%		5.58%
Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 402		$ 848
Interest rate		5.61%		5.61%		5.67%
Colombia, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 230
Interest rate		4.37%		4.37%
Colombia, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 431
Interest rate		4.66%		4.66%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 402
Interest rate		5.61%		5.61%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 309		$ 522
Interest rate		6.05%		6.05%		5.95%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0		$ 4,653
Interest rate		0.00%		0.00%		0.38%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 242		$ 505
Interest rate		7.82%		7.82%		9.53%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0		$ 5
Interest rate		0.00%		0.00%		0.40%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 118
Interest rate		6.05%		6.05%
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 184
Interest rate		7.82%		7.82%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 72
Interest rate		6.05%		6.05%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 52
Interest rate		7.82%		7.82%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 61
Interest rate		6.05%		6.05%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 6
Interest rate		7.82%		7.82%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 35
Interest rate		6.05%		6.05%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 23
Interest rate		6.05%		6.05%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than five years [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than five years [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 10,100
Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 18,484		$ 18,481
Interest rate		6.95%		6.95%		6.95%
Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,358		$ 10,100
Interest rate		8.20%		8.20%		8.56%
Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,459		$ 1,497
Interest rate		7.99%		7.99%		8.61%
Mexico, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 2,499
Interest rate		8.27%		8.27%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,459
Interest rate		7.99%		7.99%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 7,496
Interest rate		5.46%		5.46%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 8,489
Interest rate		7.87%		7.87%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,358
Interest rate		8.20%		8.20%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,344
Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 63		$ 771
Interest rate		11.59%		11.59%		9.96%
Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,266		$ 573
Interest rate		10.01%		10.01%		10.15%
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 63
Interest rate		11.59%		11.59%
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 478
Interest rate		10.15%		10.15%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 788
Interest rate		9.93%		9.93%
Uruguay, Pesos | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 882
Long term debt				72,291
Current portion of long term debt				0
Long-term debt				72,291
At fair value [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 41,231
Interest rate		0.00%		0.00%
At fair value [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 419
Long term debt				60,746
At fair value [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			463
Long term debt				11,545
At fair value [member] | Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 126
Interest rate		0.00%		0.00%
At fair value [member] | Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 32
Interest rate		0.00%		0.00%
At fair value [member] | United States of America, Dollars [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 230
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 431
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 402
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 309
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[4]			$ 0
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 242
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 17,879
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,401
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,500
Interest rate		0.00%		0.00%
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 63
Interest rate		0.00%		0.00%
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 1,327
Interest rate		0.00%		0.00%

[1]	All interest rates shown in this table are weighted average contractual annual rates.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[4]	Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.